SHARE-BASED COMPENSATION - Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense	$ (4,747)	$ (4,657)
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense	(1,523)	(1,555)
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense	$ (3,224)	$ (3,102)